PAGE 1
                                       Registration Nos. 002-93707/811-4119

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D. C. 20549

                                      FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    / X /

               Post-Effective Amendment No. 20                       / X /

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
          1940                                                       / X /

               Amendment No. 17                                      / X /

                            Fiscal Year Ended May 31, 1995
                           ________________________________

                         T. ROWE PRICE HIGH YIELD FUND, INC.
                 ____________________________________________________
                  (Exact Name of Registrant as Specified in Charter)

               100 East Pratt Street, Baltimore, Maryland     21202
               __________________________________________   __________
               (Address of Principal Executive Offices)     (Zip Code)

          Registrant's Telephone Number, Including Area Code   410-547-2000
                                                               ____________

                                   Henry H. Hopkins
                                100 East Pratt Street
                              Baltimore, Maryland 21202
                      _________________________________________
                       (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering      October 1, 1995
                                                            _______________

               It is proposed that this filing will become effective (check appropriate box):

               / /  immediately upon filing pursuant to paragraph (b)

               /X/  on October 1, 1995 pursuant to paragraph (b)

               / /  60 days after filing pursuant to paragraph (a)(1)


















          PAGE 2

               / /  on (date) pursuant to paragraph (a)(1)

               / /  75 days after filing pursuant to paragraph (a)(2)

               / /  on (date) pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

               / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

          CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933+
          ______________________________________________
          Pursuant to Section 24f-2 of the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933 and intends to file a 24f-2 Notice by July 31, 1996.

          +Not applicable, as no securities are being registered by this Post-Effective Amendment No. 20 to the Registration Statement.











































          PAGE 3
               The Registration Statement of T. Rowe Price High Yield Fund, Inc., on Form N-1A (File Number 2-93707) is hereby amended under the Securities Act of 1933 to update the Registrant's financial statements, make other changes in the Registrant's Prospectus and Statement of Additional Information, and to satisfy the annual amendment requirements of Rule 8b-16 under the Investment Company Act of 1940.

               This Amendment consists of the following:

                  Cross Reference Sheet
                  Part A of Form N-1A, Revised Prospectus
                  Part B of Form N-1A, Statement of Additional Information Part C of Form N-1A, Other Information
                  Opinion of Counsel
                  Accountant's Consent

















































          PAGE 4
                                CROSS REFERENCE SHEET
                 N-1A Item No.                          Location
                 _____________                          ________

                                        PART A
          Item 1.   Cover Page                       Cover Page
          Item 2.   Synopsis                         Transaction and Fund
                                                     Expenses
          Item 3.   Condensed Financial Information  Financial Highlights
          Item 4.   General Description of           Transaction and Fund
                    Registrant                       Expenses; Fund,
                                                     Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management;
                                                     Understanding Fund
                                                     Performance;
                                                     Investment Policies
                                                     and Practices; Types
                                                     of Management
                                                     Practices
          Item 5.   Management of Fund               Transaction and Fund
                                                     Expenses; Fund,
                                                     Market, and Risk
                                                     Characteristics;
                                                     Organization and
                                                     Management
          Item 6.   Capital Stock and Other          Distributions and
                    Securities                       Taxes; Organization
                                                     and Management
          Item 7.   Purchase of Securities Being     Pricing Shares and
                    Offered                          Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements; Account
                                                     Requirements and
                                                     Transaction
                                                     Procedures;
                                                     Shareholder Services
          Item 8.   Redemption or Repurchase         Pricing Shares and
                                                     Receiving Sale
                                                     Proceeds; Transaction
                                                     Procedures and Special
                                                     Requirements;
                                                     Exchanging and
                                                     Redeeming Shares;
                                                     Shareholder Services


















          PAGE 5
          Item 9.   Pending Legal Proceeding         +
                                        PART B
          Item 10.  Cover Page                       Cover Page
          Item 11.  Table of Contents                Table of Contents
          Item 12.  General Information and History  +
          Item 13.  Investment Objectives and        Investment Objectives
                    Policies                         and Policies; Risk
                                                     Factors; Investment
                                                     Program; Investment
                                                     Restrictions; Yield
                                                     Information;
                                                     Investment Performance
          Item 14.  Management of the Registrant     Management of Fund
          Item 15.  Control Persons and Principal    Principal Holders of
                    Holders of Securities            Securities
          Item 16.  Investment Advisory and Other    Investment Management
                    Services                         Services; Custodian;
                                                     Independent
                                                     Accountants; Legal
                                                     Counsel
          Item 17.  Brokerage Allocation             Portfolio
                                                     Transactions; Code of
                                                     Ethics
          Item 18.  Capital Stock and Other          Dividends and
                    Securities                       Distributions; Capital
                                                     Stock
          Item 19.  Purchase, Redemption and         Redemptions in Kind;
                    Pricing of Securities Being      Pricing of Securities;
                    Offered                          Net Asset Value Per-
                                                     Share; Federal and
                                                     State Registration of
                                                     Shares; Ratings of
                                                     Corporate Debt
                                                     Securities; Ratings of
                                                     Commercial Paper
          Item 20.  Tax Status                       Tax Status
          Item 21.  Underwriters                     Distributor for Fund
          Item 22.  Calculation of Yield Quotations
                    of Money Market Funds            +
          Item 23.  Financial Statements             Incorporated by
                                                     Reference from Annual
                                                     Report























          PAGE 6
                                        PART C
          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.
          ___________________________________
          +  Not applicable or negative answer.



























































          PAGE 7
             The printed version of this prospectus appears in a dual column format.































































          PAGE 8
          Facts at a Glance
          Investment Goal
          High current income with capital appreciation a secondary goal. As with any mutual fund, there is no guarantee the Fund will achieve its goal.
          Strategy
          The fund can invest all of its assets in lower-quality, long-term corporate bonds, often called "high yield" or "junk" bonds.
          These bonds represent a much greater risk of default and tend to be more volatile than higher rated bonds. Before investing, you should carefully consider the greater risks of junk bonds as explained in more detail in "Fund, Market, and Risk Characteristics."
             Risk/Reward
          More income than can be earned on high-quality bonds, accompanied by greater risk of share price volatility and risk of principal loss.
          Investor Profile
          A risk oriented investor seeking the highest level of current income, paid monthly, who is willing to accept the possibility of significant fluctuations in principal value. The fund should represent only a portion of your overall investment program; it should not be your only investment. When you sell shares in the fund, they may be worth more or less than what you paid for them. Fees and Charges
          100% no load. The fund imposes a 1% redemption fee on shares purchased and held less than one year. No fees or charges to buy shares or to reinvest dividends; no 12b-1 marketing fees; free telephone exchange among T. Rowe Price funds.
          Investment Manager
             Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc. ("T. Rowe Price") and its affiliates managed over $66 billion for over three million individual and institutional investor accounts as of June 30, 1995.
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION, OR ANY STATE SECURITIES COMMISSION, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
          Contents
          About the Fund
          Transaction and Fund Expenses
          Financial Highlights
          Fund, Market, and Risk Characteristics
          About Your Account
             Pricing Shares and Receiving Sale Proceeds


















          PAGE 9
          Distributions and Taxes
          Transaction Procedures and Special Requirements
          More About the Fund
          Organization and Management
          Understanding Fund Performance
          Investment Policies and Practices
          Investing With T. Rowe Price
             Account Requirements and Transaction Information
          Opening a New Account
          Purchasing Additional Shares
          Exchanging and Redeeming
          Shareholder Services
             This prospectus contains information you should know before investing. Please keep it for future reference. A Statement of Additional Information about the fund, dated October 1, 1995, has been filed with the Securities and Exchange Commission and is incorporated by reference in this prospectus. To obtain a free copy, call 1-800-638-5660.
          About the Fund
          Transaction and Fund Expenses
          Like all T. Rowe Price funds, the fund is 100% no load.
             For the fiscal year ended May 31, 1995, fees paid by the fund include the following: $1,609,000 to T. Rowe Price Services, Inc. for transfer and dividend disbursing functions and shareholder services; $150,000 to T. Rowe Price Retirement Plan Services, Inc. for recordkeeping services for certain retirement plans; and $173,000 to T. Rowe Price for accounting services.
             In Table 1 below, "Shareholder Transactions Expenses," shows that you pay no sales charges. All the money you invest in the fund goes to work for you, subject to the fees explained below. "Annual Fund Expenses" provides an estimate of how much it will cost to operate the fund for a year, based on 1995 fiscal year expenses. These are costs you pay indirectly, because they are deducted from the fund's total assets before the daily share price is calculated and before dividends and other distributions are made. In other words, you will not see these expenses on your account statement.


          ___________________________________________
          Shareholder Transaction Expenses
          ___________________________________________
          Sales charge "load" on
          purchases                  None
          ___________________________________________
          Sales charge "load" on
          reinvested dividends     None


















          PAGE 10
          ___________________________________________
          Redemption fees*         1%
          ___________________________________________
          Exchange fees            None
          ___________________________________________

          Annual Fund         Percentage of Fiscal
          Expenses            1995 Average Net Assets
          ___________________________________________
          Management fee             0.64%
          ___________________________________________
          Marketing fees (12b-1)   None
          ___________________________________________
          Total other (Shareholder
          servicing, custodial,
          auditing, etc.)          0.24%
          ___________________________________________
          Total fund expenses      0.88%
          ___________________________________________
          * On shares purchased and held less than one year (details under "Pricing Shares and Receiving Sale Proceeds").

          Note: The fund charges a $5 fee for wire redemptions under $5,000, subject to change without notice.
          ___________________________________________
          Table 1

          The main types of expenses, which all mutual funds may charge against fund assets, are:
          o A management fee:
          the percent of fund assets paid to the fund's investment manager. The fund's fee is comprised of a group fee, discussed later, and an individual fund fee of 0.30%.
          o "Other" administrative expenses:
          primarily the servicing of shareholder accounts, such as providing statements, reports, disbursing dividends, as well as custodial services.
             o Marketing or distribution fees:
          an annual charge ("12b-1") to existing shareholders to defray the cost of selling shares to new shareholders. T. Rowe Price funds do not levy 12b-1 fees. For further details on fund expenses, please see "Organization and Management."
          o Hypothetical example:
          The table at right is just an example, and actual expenses can be higher or lower than those shown.




















          PAGE 11
          Assume you invest $1,000, the fund returns 5% annually, expense ratios remain as previously listed, and you close your account at the end of the time periods shown. Your expenses would be:

               ____________________________________________________
               1 year    3 years   5 years   10 years
               ____________________________________________________
                $9        $28        $49       $108
               ____________________________________________________
               Table 2

          Financial Highlights
             The following table provides information about the fund's financial history. It is based on a single share outstanding throughout each fiscal year. The table is part of the fund's financial statements which are included in the fund's Annual Report and are incorporated by reference into the Statement of Additional Information. This document is available to shareholders upon request. The financial statements in the annual report have been audited by Price Waterhouse LLP, independent accountants, whose unqualified report covers the most recent five-year period.

               Investment Activities    Distributions

                                    Net Real-
                                    ized and
                        Net          Unreal-  Total
                       Asset    Net ized Gain from
                      Value,  Invest-(Loss)  Invest-  Net    Net
                      Begin-   ment    on     ment  Invest- Real-  Total
                      ning of Income Invest- Activi- ment   lized Distri-
          Year Ended   Year   (Loss)  ments   ties  Income  Gain  butions
          _________________________________________________________________
          1986         9.99    1.37   1.00   2.37    (1.37)   --  (1.37)
          1987        10.99    1.29   0.39   1.68    (1.28)$(0.13)(1.41)
          1988b       11.26    1.26  (0.92)  0.34    (1.25)(0.14) (1.39)
          1989        10.21    1.26   0.03   1.29    (1.26)   --  (1.26)
          1990        10.24    1.26  (2.04) (0.78)   (1.26)   --  (1.26)
          1991         8.20    1.07  (1.07)    --    (1.07)   --  (1.07)
          1992b        7.13    0.88   1.10   1.98    (0.88)   --  (0.88)
          1993         8.23    0.82   0.35   1.17    (0.82)   --  (0.82)
          1994         8.58    0.81   0.57   1.38    (0.81)   --  (0.81)
          1994c        9.15    0.18  (0.78) (0.60)   (0.18)   --  (0.18)
          1995         8.37    0.75  (0.20)  0.55    (0.76)   --  (0.76)
          ________________________________________________________________



















          PAGE 12
                   End of Period
                                                             Ratio
                                                              of
                                                    Ratio     Net
                                                     of     Invest-
                        Net     Total             Expenses   ment   Port-
                       Asset   Return                to     Income  folio
                      Value,  (Includes     Net    Average to Aver- Turn-
                      End of Reinvested  Assets ($   Net    age Net over
          Year Ended  Period Dividends) Thousands) Assets   Assets  Rate
          _________________________________________________________________
          1986        10.99   25.3%       456,517   1.00%a 13.01%  163.7%
          1987        11.26   16.4%       939,599   0.99%  11.57%  166.4%
          1988b       10.21    3.5%       840,234   0.99%  12.10%  137.6%
          1989        10.24   13.4%     1,251,272   0.95%  12.32%   80.2%
          1990         8.20   (8.6%)      660,014   1.02%  13.01%   65.6%
          1991         7.13    0.1%       556,261   1.03%  14.02%   82.6%
          1992b        8.23   29.2%     1,108,017   0.97%  11.22%   58.9%
          1993         8.58   15.0%     1,404,026   0.89%   9.85%  104.4%
          1994         9.15   16.6%     1,623,770   0.85%   8.99%  107.0%
          1994c        8.37   (6.5)%    1,241,280   0.85%c  8.37%c  62.5%c
          1995         8.16    7.1%     1,208,475   0.88    9.27%   74.2%
          _________________________________________________________________
          a    Excludes investment management fees in excess of a 1.00%
               expense limitation in effect through February 28, 1986.
          b    Year ended February 29.
          c    For the three months ended May 31, 1994.  Fiscal year-end
               changed from February 28 to May 31.  All ratios are
               annualized.
          _________________________________________________________________
          Table 3

          Fund, Market, and Risk Characteristics: What to Expect
             To help you decide whether the fund is appropriate for you, this section takes a closer look at its investment objectives and approach.
          What is the fund's objective?
             An investment in the fund should not represent your complete investment program and should not be used to play short-term swings in the high-yield bond market.
             The fund's objective is high current income and, secondarily, capital appreciation.
             What is the fund's investment program?
          Under normal conditions, the fund expects to invest at least 80% of its total assets in a widely diversified portfolio of high-yield bonds (so-called "junk bonds"), and income producing convertible securities and preferred stocks. The fund may also


















          PAGE 13
          invest in a variety of other securities, including foreign securities, pay-in-kind bonds, private placements, bank loans, hybrid instruments, futures and options.
          What is a high-yield bond?
          For further details on the fund's investment program and practices, please see the section entitled "Investment Policies and Practices."
          One that is rated BB (or Ba) or lower by major rating agencies such as Moody's and Standard & Poor's (or an unrated bond of similar quality), because it is believed to represent greater risk of default than more creditworthy bonds--hence the term "junk." (Default is the failure to make timely interest and principal payments.) To compensate an investor for this risk, these bonds must offer high yields.
          Who issues high-yield bonds?
          Typically, corporations in one of several categories:
          o small companies that lack the history or capital strength to merit "investment-grade" status
          o former blue-chip companies that have been downgraded due to financial difficulties
          o companies electing to borrow heavily to finance (or avoid) a takeover or buyout; and
          o highly indebted ("leveraged") companies seeking to refinance their debt at lower rates.
             What are some of the fund's potential rewards?
          The fund can be expected to generate significantly higher income than other investment grade fixed income funds and to have greater potential for capital appreciation.
             What are some of the fund's potential risks?
          The portfolio manager buys defaulted bonds only if significant potential for capital appreciation is expected.
          An investor in this fund should be prepared for greater price swings than are associated with most bond funds emphasizing high-quality investments. The major risk factors include:
          Greater credit risk.
          Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings and their bonds are often viewed as speculative investments. High-yield bond issuers are more vulnerable to real or perceived business setbacks and to changes in the economy, such as recession, that might impair their ability to make timely interest and principal payments. As a result, we rely heavily on our proprietary research when selecting investments.
          Reduced market liquidity.
          The junk bond market is generally less "liquid" than the market for higher-quality bonds, meaning large purchases or sales of certain issues may cause significant changes in their prices.


















          PAGE 14
          Many high-yield bonds do not trade frequently. When they do trade, their price may be substantially higher or lower than had been expected. A lack of liquidity also means that judgment may play a bigger role in valuing the securities.
          Other factors.
             Prices of the fund's shares will fluctuate. When you sell your shares, you may lose money.
          The dominant influence on prices of high-quality bonds is changes in interest rate levels, but this is only one of many factors affecting high-yield (junk) bond prices. While better-quality junk bonds will follow the high-grade market to some extent, lower-quality junk bonds are often more sensitive to developments affecting their issuer's underlying fundamentals, such as changes in cash flow. In addition, the entire junk bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, larger sustained sales by major investors, a high-profile default, or just a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

          Since high-yield bond mutual funds are a major source of demand in this market, substantial cash flows into and out of these funds can affect high-yield bond prices. If, for example, a significant number of high-yield bond funds were to sell bonds to meet shareholder redemptions, both bond prices and the fund's share price could fall more than underlying fundamentals might justify.
             How does the portfolio manager try to reduce risk?
          Three approaches may mitigate but by no means eliminate risk: 1) rigorous credit research by T. Rowe Price's high-yield bond specialists; 2) extensive diversification, which limits the fund's exposure to any one industry or issuer; and 3) variations in the amount of assets invested in other types of securities.
             What are derivatives and can the fund invest in them?
          The term derivative is used to describe financial instruments whose value is derived from an underlying security (e.g., a stock or bond) or a market benchmark (e.g., an interest rate index). Many types of investment representing a wide range of potential risks and rewards fall under the "derivatives" umbrella--from conventional instruments such as callable bonds, futures and options, to more exotic investments such as stripped mortgage securities and structured notes. While it was only recently that the term derivative has become widely known among the investing public, derivatives have in fact been employed by investment managers for many years.



















          PAGE 15
          The fund will not invest in any high-risk, highly leveraged derivative instrument which is expected to cause the price volatility of the portfolio to be meaningfully different than that of a long-term high yield bond. Accordingly, it will invest in derivatives only if the expected risks and rewards are consistent with its objectives, policies, and overall risk profile as described in this prospectus. The fund will only use derivatives in an effort to: increase yield; hedge against a decline in principal value; invest in eligible asset classes with greater efficiency and lower cost than is possible through direct investment; or adjust portfolio duration.
          Is a fund's yield fixed or will it vary?
             You may find it helpful to review some fundamentals that apply to all fixed income investments.
          It will vary. The yield is calculated every day by dividing the fund's net income per share, expressed at annual rates, by the share price. Since both income and share price will fluctuate, the fund's yield will also vary.
             Is a fund's "yield" the same thing as the "total return"?
          Not for bond funds. The total return reported for a fund is the result of reinvested distributions (income and capital gains) and the change in share price for a given time period. Income is always a positive contributor to total return and can enhance a rise in share price or serve as an offset to a drop in share price.
             What is meant by a bond fund's "maturity"?
          Every bond has a stated maturity date when the issuer must repay the security's entire principal value to the investor. Some types of bonds may also have an "effective maturity" that is shorter than the stated date. For example, many bonds are "callable," meaning the principal can be repaid before their stated maturity dates on (or after) specified call dates. Bonds are most likely to be called when interest rates are falling, because the issuer wants to refinance at a lower rate. In such an environment, a bond's "effective maturity" is calculated using its nearest call date.
             A bond mutual fund has no maturity in the strict sense of the word, but does have an average maturity and an average effective maturity. This number is an average of the stated maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target effective maturities would use the effective (rather than stated) maturities of the underlying bonds when computing the average. Targeting effective maturity provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.


















          PAGE 16
          How might the fund's average maturity affect its share price?
          The fund's longer average maturity (expected to be in the 8- to 12-year range) makes its price more sensitive to broad changes in interest rate movements than shorter-term bond funds. However, as explained earlier, interest rates are not the only, or necessarily the dominant, influence on the fund's price.
             What is meant by a bond fund's "duration"?
          Duration is a calculation that seeks to measure the price sensitivity of a bond or a bond fund to changes in interest rates. It measures bond price sensitivity to interest rate changes more accurately than maturity because it takes into account the time value of cash flows generated over the bond's life. Future interest and principal payments are discounted to reflect their present value and then multiplied by the number of years they will be received to produce a value that is expressed in years, i.e., the duration. Effective duration takes into account call features and sinking fund payments that may shorten a bond's life.

          Since duration can also be computed for bond funds, you can estimate the effect of interest rates on a bond fund's share price. Simply multiply the fund's duration (available for T. Rowe Price bond funds in our shareholder reports) by an expected change in interest rates. For example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if rates rose one percentage point.
          How is a bond's price affected by changes in interest rates? When interest rates rise, a bond's price usually falls, and vice versa.
          In general, the longer a bond's maturity, the greater the price increase or decrease in response to a given change in interest rates, as shown in the table at right.

          ___________________________________________
          How Interest Rates Affect Bond Prices

                              Change in $1,000
          Bond                Principal Value if
          Maturity  Coupon    Interest Rates:

                         Increase          Decrease
                         _________         _________
                         1%   2%        1%       2%
          ___________________________________________
          1 year    5.70% $990 $981  $1,010  $1,020
          ___________________________________________
          5 years   6.15  959  919    1,044   1,089


















          PAGE 17
          ___________________________________________
          10 years  6.45  930  867    1,076   1,160
          ___________________________________________
          30 years  6.85  885  791    1,141   1,314
          ___________________________________________
          Table 4 Coupons reflect yields on Treasury securities as of July
                  31, 1995. This is an illustration and does not represent expected yields or share price changes of any
                  T. Rowe Price fund and does not reflect the unique aspects of the junk bond market.

             Is there other information I need to review before making a decision?
          You should review the investment policies and practices section which discusses the following: Types of Portfolio Securities (bonds, zero coupon bonds and pay-in-kind bonds, hybrid instruments, bond ratings and high-yield bonds, asset composition, common and preferred stocks, convertible securities and warrants, notes, loan participations and assignments, private placements, trade claims, foreign securities and mortgage, and asset-backed securities); Types of Management Practices (cash position, borrowing money and transferring assets, futures and options, managing foreign exchange risk, short sales, lending of portfolio securities, and portfolio turnover).
          About Your Account
             Pricing Shares and Receiving Sale Proceeds
          Here are some procedures you should know when investing in a T. Rowe Price fixed income fund.
          How and When Shares Are Priced
             The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.
          Bond and money funds.
             The share price (also called "net asset value" or NAV per share) for each fund is calculated at 4 p.m. ET each day the New York Stock Exchange is open for business. To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.

          Money fund NAVs, which are managed to remain at $1.00, are calculated at noon ET each day as well as 4 p.m. Amortized cost or amortized market value is used to value money fund securities that mature in 60 days or less.
          How Your Purchase, Sale, or Exchange Price Is Determined



















          PAGE 18
          When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.
          If we receive your request in correct form before 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV. We cannot accept orders that request a particular day or price for your transaction or any other special conditions.
             Note:
          The time at which transactions are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.
          How You Can Receive the Proceeds From a Sale
          If for some reason we cannot accept your request to sell shares, we will contact you.
             If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail, or to your bank account by ACH transfer or bank wire. Proceeds sent by ACH transfer should be credited the second day after the sale. ACH (Automated Clearing House) is an automated method of initiating payments from and receiving payments in your financial institution account. ACH is a payment system supported by over 20,000 banks, savings and credit unions, which electronically exchanges the transactions primarily through the Federal Reserve Banks. Proceeds sent by bank wire should be credited to your account the next business day.
          Exception:
          Under certain circumstances and when deemed to be in the fund's best interests, your proceeds may not be sent for up to five business days after receiving your sale or exchange request. If you were exchanging into another bond or money fund, your new investment would not begin to earn dividends until the sixth business day.
          Contingent Redemption Fee
          The fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchase and redemptions can disrupt the fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the fund assesses a 1% fee on redemptions (including exchanges) of fund shares held for less than one year.

          Redemption fees will be paid to the fund to help offset transaction costs. The fund will use the "first-in, first-out"
          (FIFO) method to determine the one-year holding period. Under this method, the date of the redemption or exchange will be


















          PAGE 19
          compared with the earliest purchase date of shares held in the account. If this holding period is less than one year, the fee will be assessed.

          The fee does not apply to any shares purchased through reinvestment of dividends or to shares held in retirement plans such as 401(k), 403(b),457, Keogh, profit sharing, and money purchase pension accounts. The fee does apply to shares held in IRA and SEP-IRA accounts and to shares purchased through automatic investment plans (described under "Shareholder Services").

             In determining "one year" the fund will use the one year anniversary date of the transaction. Thus, shares purchased on January 5, 1995, for example, will be subject to the fee if they are redeemed on or prior to January 4, 1996. If they are redeemed on or after January 5, 1996, they will not be subject to the fee.
          Useful Information on Distributions and Taxes
          Dividends and Other Distributions
             All net investment income and realized capital gains are distributed to shareholders.
          Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. The advantage of reinvesting distributions arises from compounding, that is, you receive interest and capital gain distributions on a rising number of shares.

          Dividends not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the then current NAV and to reinvest all subsequent distribution in shares of the fund.
          Income dividends
          o Bond funds declare income dividends daily at 4 p.m. ET to shareholders of record at that time provided payment has been received on the previous business day.
          o Money funds declare income dividends daily at noon ET to shareholders of record at that time provided payment has been received by that time.
          o Bond and money funds pay dividends on the last business day of each month.
             o Bond and money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to



















          PAGE 20
          a holiday will continue to earn dividends until the next business day. Generally, if you redeem all of your shares at any time during the month, you will receive all dividends earned through the date of redemption in the same check. When you redeem only a portion of your shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.
          Capital gains
          o A capital gain or loss is the difference between the purchase and sale price of a security.
          o If the fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is usually declared and paid during the first quarter of the following year. Tax Information
             You will be sent timely information for your tax filing needs.
          The fund furnishes average cost and capital gain (loss) information on most share redemptions.
          You need to be aware of the possible tax consequences when:
          o you sell fund shares, including an exchange from one fund to another, or
          o the fund makes a distribution to your account.
          Taxes on your fund redemptions.
          When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is still a sale for tax purposes.
             In January, the fund will send you Form 1099-B, indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For accounts opened new or by exchange in 1983 or later we will provide you the gain or loss of the shares you sold during the year based on the "average cost" method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

             To help you maintain accurate records, we send you a confirmation immediately following each transaction (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.
          Taxes on fund distributions.
          Capital gain distributions are taxable whether reinvested in additional shares or received in cash.



















          PAGE 21
             In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distribution made to you. This information will also be reported to the IRS. All distributions made by the fund are taxable to you for the year in which they were paid. The only exception is that distributions declared during the last three months of the year and paid in January are taxed as though they were paid by December 31. The fund will send you any additional information you need to determine your taxes on fund distributions, such as the portion of your dividend, if any, that may be exempt from state income taxes.

          Short-term capital gains are taxable as ordinary income and long-term gains are taxable at the applicable long-term gain rate.
          The gain is long or short term depending on how long the fund held the securities, not how long you held shares in the fund.
          If you realize a loss on the sale or exchange of fund shares held six months or less, your short-term loss recognized is reclassified to long-term to the extent of any capital gain distribution received.

          If distributions arising from transactions in foreign currencies or securities reduce a fund's net income, a portion of its dividends may be classified as a return of capital. Tax treatment of distributions is explained in the year-end tax information we send.
          The following summary does not apply to retirement accounts, such as IRAs, which are tax-deferred until you withdraw money from them.
             Tax effect of buying shares before a capital gain distribution.
          If you buy shares shortly before or on the "record date"--the date that establishes you as the person to receive the upcoming distribution--you will receive, in the form of a taxable distribution, a portion of the money you just invested.
          Therefore you may also wish to find out a fund's record date(s) before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains or unrealized appreciation, if any.
          Transaction Procedures and Special Requirements
          Purchase Conditions
          Nonpayment.
          Following these procedures helps assure timely and accurate transactions.
          If your payment is not received or you pay with a check or ACH transfer that does not clear, your purchase will be cancelled. You will be responsible for any losses or expenses incurred by


















          PAGE 22
          the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price fund as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.
          U.S. dollars.
          All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.
          Sale (Redemption) Conditions
          10-day hold.
          If you sell shares that you just purchased and paid by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If your redemption request was sent by mail or mailgram, proceeds will be mailed no later than the seventh calendar day following receipt unless the check or ACH transfer has not cleared. If, during the clearing period, we receive a check drawn against your bond or money market account, it will be returned marked "uncollected." (The 10-day hold does not apply to the following: purchases paid for by bank wire; cashier's, certified, or treasurer's checks; or automatic purchases through your paycheck.)
             Telephone, Tele*AccessR, and PC*AccessR transactions.
          These exchange and redemption services are established automatically when you sign the New Account Form unless you check the box which states that you do not want these services. Each fund uses reasonable procedures (including shareholder identity verification) to confirm that instructions given by telephone are genuine and are not liable for acting on these instructions. If these procedures are not followed, it is the opinion of certain regulatory agencies that the fund may be liable for any losses that may result from acting on the instructions given. All conversations are recorded, and a confirmation is sent promptly after the telephone transaction.
          Redemptions over $250,000.
          Large sales can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If in any 90-day period, you redeem (sell) more than $250,000, or your sale amounts to more than 1% of the fund's net assets, the fund has the right to delay sending your proceeds for up to five business days after receiving your request, or to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund. Excessive Trading
          T. Rowe Price may bar excessive traders from purchasing shares.



















          PAGE 23
          Frequent trades involving either substantial fund assets, or a substantial portion of your account or accounts controlled by you, can disrupt management of the fund and raise its expenses. We define "excessive trading" as exceeding one purchase and sale involving the same fund within any 120-day period.

          For example, you are in fund A. You can move substantial assets from fund A to fund B, and, within the next 120 days, sell your shares in fund B to return to fund A or move to fund C.

          If you exceed the number of trades described above, you may be barred indefinitely from further purchases of T. Rowe Price funds.

          Three types of transactions are exempt from excessive trading guidelines: 1) trades solely between money market funds; 2) redemptions that are not part of exchanges; and 3) systematic purchases of redemptions (see "Shareholder Services").
          Keeping Your Account Open
          Due to the relatively high cost to the fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000. If your balance is below $1,000 for three months or longer, the fund has the right to close your account after giving you 60 days in which to increase your balance.
          Signature Guarantees
          A signature guarantee is designed to protect you and the fund from fraud by verifying your signature.
          You may need to have your signature guaranteed in certain situations, such as:
          o Written requests 1) to redeem over $50,000 or 2) to wire redemption proceeds.
          o Remitting redemption proceeds to any person, address, or bank account not on record.
             o Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name/ownership) from yours.
          o Establishing certain services after the account is opened.
          You can obtain a signature guarantee from most banks, savings institutions, broker/dealers and other guarantee acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.
          More About the Fund
             Organization and Management
          How is the fund organized?
          Shareholders benefit from T. Rowe Price's 58 years of investment management experience.


















          PAGE 24
          The fund was incorporated in Maryland in 1984, and is a diversified, open-end investment company or mutual fund. Mutual funds pool money received from shareholders and invest it to try to achieve specific objectives.
          What is meant by "shares"?
          As with all mutual funds, investors purchase "shares" when they invest in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued. Each share and fractional share entitles the shareholder to:
          o receive a proportional interest in the fund's capital gain distributions;
          o cast one vote per share on certain fund matters, including the election of fund directors/trustees, changes in fundamental policies, or approval of changes in a fund's management contract.
             Do T. Rowe Price funds have annual shareholder meetings?
          The funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish for the purpose of voting on the removal of any fund director(s)/trustee(s). If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include a voting card for you to mail back.
          Who runs the fund?
          General Oversight.
          All decisions regarding the purchase and sale of fund investments are made by T. Rowe Price--specifically by the fund's portfolio manager.
          The fund is governed by a Board of Directors that meets regularly to review the fund's investments, performance, expenses, and other business affairs. The Board elects the fund's officers. The policy of the fund is that a majority of the Board members will be independent of T. Rowe Price.
             Portfolio Management.
          The fund has in Investment Advisory Committee composed of the following members: Catherine H. Bray, Chairman, Andrew W. Brooks, Hubert M. Stiles, Jr., Jay W. VanErt, Mark J. Vaselkiv, and Thea
          N. Williams. The Committee Chairman has day-to-day responsibility for managing the fund and works with the Committee in developing and executing the fund's investment program. Catherine H. Bray has been Chairman of the fund's Committee since 1994. Ms. Bray joined T. Rowe Price in 1989 and has been managing investments since 1990.
          Marketing.



















          PAGE 25
          T. Rowe Price Investment Services, Inc., a wholly-owned subsidiary of T. Rowe Price, distributes (sells) shares of these and all other T. Rowe Price funds.
          Shareholder Services
          T. Rowe Price Services, Inc., another wholly-owned subsidiary, acts as the fund's transfer and dividend disbursing agent and provides shareholder and administrative services. Services for certain types of retirement plans are provided by T. Rowe Price Retirement Plan Services, Inc., also a wholly-owned subsidiary. The address for each is 100 East Pratt St., Baltimore, MD 21202. How are fund expenses determined?
          The management agreement spells out the expenses to be paid by the fund. In addition to the management fee, the fund pays for the following: shareholder service expense; custodial, accounting, legal, and audit fees; costs of preparing and printing prospectuses and reports sent to shareholders; registration fees and expenses; proxy and annual meeting expenses (if any); and director/trustee fees and expenses.
             The Management Fee.
          This fee has two parts-- an "individual fund fee" (discussed under "Transaction and Fund Expenses") which reflects the fund's particular investment management costs, and a "group fee." The group fee, which is designed to reflect the benefits of the shared resources of the T. Rowe Price investment management complex, is calculated daily based on the combined net assets of all T. Rowe Price funds (except Equity Index and the Spectrum Funds and any institutional or private label mutual funds). The group fee schedule (shown below) is graduated, declining as the asset total rises, so shareholders benefit from the overall growth in mutual fund assets.

          0.480% First $1 billion  0.350% Next $2 billion
          0.450% Next $1 billion   0.340% Next $5 billion
          0.420% Next $1 billion   0.330% Next $10 billion
          0.390% Next $1 billion   0.320% Next $10 billion
          0.370% Next $1 billion   0.310% Thereafter
          0.360% Next $2 billion

             The fund's portion of the group fee is determined by the ratio of its daily net assets to the daily net assets of all the Price funds as described above. Based on combined Price funds' assets of approximately $47.8 billion at June 30,1995, the Group Fee was 0.34%.
          Understanding Performance Information
             This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us four times a year, in our


















          PAGE 26
          newsletter, Insights, in reports, in T. Rowe Price advertisements, and in the media.
          Total Return
             Total return is the most widely used performance measure. Detailed performance information is included in fund annual reports and shareholder reports.
          This tells you how much an investment in a fund has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Including reinvested distributions means that total return numbers include the effect of compounding, i.e., you receive income and capital gain distributions on a rising number of shares.

          Advertisements for a fund may include cumulative or compound average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.
          Cumulative Total Return
          This is the actual rate of return on an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated between the beginning and the end of the period specified.
          Average Annual Total Return
          This is always hypothetical. Working backward from the actual cumulative return, it tells you what constant year-by-year return would have produced the actual, cumulative return. By smoothing out all the variations in annual performance, it gives you an idea of the investment's annual contribution to your portfolio provided you held it for the entire period in question.
          Yield
          You will see frequent references to a fund's yield in our reports, in advertisements, in media stories, and so on.
          The current or "dividend yield" on the fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the average price during the given period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

          The advertised or "SEC yield" is found by determining the net income per share (as defined by the SEC) earned by a fund during a 30-day base period and dividing this amount by the per-share



















          PAGE 27
          price on the last day of the base period. The "SEC yield" may differ from the dividend yield.
          Investment Policies and Practices
             Fund managers have considerable leeway in choosing investment strategies and selecting securities they believe will help the fund achieve its objectives.
          This section takes a detailed look at some of the types of securities the fund may hold in its portfolio and the various kinds of investment practices that may be used in day-to-day portfolio management. The fund's investment program is subject to further restrictions and risks described in the "Statement of Additional Information."

          Shareholder approval is required to substantively change the fund's objectives and certain investment restrictions noted in the following section as "fundamental policies." The managers also follow certain "operating policies" which can be changed without shareholder approval. However, significant changes are discussed with shareholders in fund reports. The fund adheres to applicable investment restrictions and policies at the time it makes an investment. A later change in circumstances will not require the sale of an investment if it was proper at the time it was made.

          The fund's holdings of certain kinds of investments cannot exceed maximum percentages of total assets, which are set forth herein. For instance, the fund is not permitted to invest more than 10% of total assets in hybrid instruments. While these restrictions provide a useful level of detail about the fund's investment program, investors should not view them as an accurate gauge of the potential risk of such investments. For example, in a given period, a 5% investment in hybrid instruments could have significantly more than a 5% impact on the fund's share price. The net effect of a particular investment depends on its volatility and the size of its overall return in relation to the performance of all the fund's other investments.

             Changes in the fund's holdings, the fund's performance, and the contribution of various investments are discussed in the shareholder reports sent to you.
          Types of Portfolio Securities
          In seeking to meet its investment objective, the fund may invest in any type of security or instrument (including certain potentially high-risk derivatives) whose yield, credit quality, and maturity characteristics are consistent with the fund's investment program. These and some of the other investment techniques the fund may use are described in the following pages.


















          PAGE 28
          Fundamental policy:
          The fund will not purchase a security if, as a result, with respect to 75% of its total assets, more than 5% of its total assets would be invested in securities of the issuer or more than 10% of the outstanding voting securities of the issuer would be held by the fund, provided that these limitations do not apply to the fund's purchases of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
          Bonds.
          A bond is an interest-bearing security- an IOU- issued by companies or governmental units. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem or "call" a bond before maturity, and the investor may have to reinvest the proceeds at lower market rates.

          A bond's annual interest income, set by its coupon rate, is usually fixed for the life of the bond. Its yield (income as a percent of current price) will fluctuate to reflect changes in interest rate levels. A bond's price usually rises when interest rates fall, and vice versa, so its yield stays current. High-yield bond prices are less directly responsive to interest rate changes than investment-grade issues and may not always follow this pattern.
          Bonds may be unsecured (backed by the issuer's general creditworthiness only) or secured (backed by specified collateral). Most high-yield "junk" bonds are unsecured.

          Certain bonds have interest rates that are adjusted periodically which tend to minimize fluctuations of their principal value. In calculating the fund's weighted average maturity, the maturity of these securities may be shortened under certain specified conditions.

          Bonds may be designated as senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt.

          Some specific types of securities the fund may hold from time to time include:
          Zero Coupon Bonds and Pay-in-Kind Bonds.
          Portfolio managers diversify fund assets to lower risk.
          A zero coupon bond does not make cash interest payments during the life of the bond. Instead, it is sold at a deep discount to



















          PAGE 29
          face value, and the interest consists of the gradual appreciation in price as the bond approaches maturity. "Zeros" can be an attractive financing method for issuers with near-term cash-flow problems or seeking to preserve liquidity. Pay-in-kind (PIK) bonds pay interest in cash or additional securities, at the issuer's option, for a specified period. Like zeros, they may help a corporation economize on cash. PIK prices reflect the market value of the underlying debt plus any accrued interest. Zeros and PIKs can be higher- or lower-quality debt, and both are more volatile than coupon bonds. There is no limit on the fund's investments in these securities.

          The fund is required to distribute to shareholders income imputed to any zero or PIK investments. Such distributions could reduce the fund's reserve position and require the fund to sell securities and incur a gain or loss at a time it may not otherwise want to in order to provide the cash necessary for these distributions.
             Hybrid Instruments.
          These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the fund. There is no assurance that the fund's investment in hybrids will be successful.
          Operating policy:
          The fund may invest up to 10% of its total assets in hybrid instruments.
          Bond Ratings and High-Yield Bonds.


















          PAGE 30
          Larger bond issues are evaluated by rating agencies such as Moody's and Standard & Poor's on the basis of the issuer's ability to meet all required interest and principal payments. T. Rowe Price research analysts also evaluate all portfolio holdings, including those rated by an outside agency. Other things being equal, lower-rated bonds have higher yields due to greater risk. "High-yield" bonds, also called "junk bonds," are those rated below BBB (see Table 5).
          _________________________________________________________________
             Ratings of Corporate Debt Securities Purchased by the Fund

          Moody's        Standard
          Investors      & Poor's
          Service, Inc.  Corporation    Definition
          _________________________________________________________________
          Aaa            AAA            Highest quality
          _________________________________________________________________
          Aa             AA             High quality
          _________________________________________________________________
          A              A              Upper medium quality
          _________________________________________________________________
          Baa            BBB            Medium grade
          _________________________________________________________________
          Ba             BB             Lower medium grade/speculative
                                        elements
          _________________________________________________________________
          B              B              Speculative
          _________________________________________________________________
          Caa            CCC            More speculative/
          Ca             CC             possibly in or high
          C              C              risk of default
          _________________________________________________________________
          -              D              In default
          _________________________________________________________________
          Not rated      Not rated      Not rated
          _________________________________________________________________
          Table 5

             Credit Quality. Table 6 shows the average credit quality allocation of the fund's assets for the fiscal year ended May 31, 1995. (Equities and reserves are excluded.) Percentages are computed on a dollar-weighted basis and are an average of 12 monthly calculations.






















          PAGE 31
          _________________________________________________________________


   Credit Quality of High Yield Fund Debt Securities

          Standard & Poor's        Percentage of       TRPA's
          Rating                   Total Assets        Assessment of
                                                       Not Rated
                                                       Securities
          _________________________________________________________________
          AAA                      0.0                 0.0
          _________________________________________________________________
          AA                       0.0                 0.2
          ________________________________________________________________
          A                        0.0                 0.0
          _________________________________________________________________
          BBB                      0.3                 0.0
          _________________________________________________________________
          BB                       12.1                0.3
          _________________________________________________________________
          B                        50.0                11.5
          _________________________________________________________________
          CCC                      4.0                 1.9
          _________________________________________________________________
          CC                       0.1                 0.7
          _________________________________________________________________
          C                        0.0                 0.3
          _________________________________________________________________
          D                        0.6                 1.5
          _________________________________________________________________
          Not rated                16.4                0.0
          _________________________________________________________________
                                   83.5%               16.4%
          _________________________________________________________________
          Table 6

          Other types of securities and investments the fund may buy, but is not limited to, include:
          Common and Preferred Stocks.
          Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the



















          PAGE 32
          greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, the fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be primarily for their capital appreciation potential.
          Convertible Securities and Warrants.
          The fund may invest more than 20% of total assets in equity securities, including no more than 5% in warrants.
          The fund may invest in debt or preferred equity securities convertible into or exchangeable for equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than non-convertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertibles have been developed which combine higher or lower current income with options and other features. Warrants are options to buy a stated number of shares of common stock at a specified price any time during the life of the warrants (generally, two or more years).
          Notes, Loan Participations and Assignments.
          The fund may invest in a company through the purchase or execution of a privately negotiated note representing the equivalent of a loan to the company. Larger loans to corporations or governments, including governments of less developed countries (LDCs), may be shared or syndicated among several lenders, usually banks. The fund could participate in such syndicates, or could buy part of a loan, becoming a direct lender. These loans may often be obligations of companies in financial distress or in default. These investments involve special types of risk, including those of being a lender, reduced liquidity, and in the case of LDC investments, increased credit risk and volatility.
          Operating policy:
          The fund may not invest more than 5% of total assets in loan participations and assignments.
          Private Placements.
          These securities are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered with the SEC. Although certain of these securities may be readily sold, for example under Rule 144A, others may be illiquid and their sale may involve substantial delays and additional costs.
          Operating policy:
          The fund will not invest more than 5% of its net assets in illiquid securities.


















          PAGE 33
          Trade Claims.
          This is an IOU arising from a business transaction, such as a sale of goods, not from a loan. Such claims are typically bought at a discount to their face value, with the size of the discount reflecting the probability of repayment. They may be illiquid and very volatile in price.
          Operating policy:
          The fund may not invest more than 5% of its total assets in trade claims.
          Foreign Securities.
          Foreign securities increase the fund's diversification and may enhance return, but involve special risks, especially for developing countries.
          The fund may invest in foreign securities. These include non-dollar denominated securities traded outside the U.S. and dollar denominated securities of foreign issuers traded in the U.S. (such as ADRs). Such investments increase a portfolio's diversification and may enhance return, but they also involve some special risks such as exposure to potentially adverse local political and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards; and the chance that fluctuations in foreign exchange rates will decrease the investment's value (favorable changes can increase its value). These risks are heightened for investments in developing countries and there is no limit on the amount of the fund's foreign investments which may be made in such countries.
          Operating policy:
          The fund may invest up to 20% of its total assets (excluding reserves) in non-U.S. dollar securities, and may invest without limit in U.S. dollar-denominated bonds issued abroad.
          Mortgage and Asset-Backed Securities.
          These may take a variety of forms, including conventional mortgage securities, collateralized mortgage obligations (CMOs), interest payments (IOs) and principal payments (POs).
          Operating policy:
          The fund will not invest more than 5% of its total assets in these securities.
             Types of Management Practices
          Cash Position.
          Cash reserves provide flexibility and serve as a short-term defense during periods of unusual market volatility.
          The fund will hold a certain portion of its assets in U.S. and foreign dollar denominated money market securities, including repurchase agreements, in the two highest rating categories,


















          PAGE 34
          maturing in one year or less. For temporary, defensive purposes, the fund may invest without limitation in such securities. This reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual market volatility. Fundamental policy:
          If the fund's reserve position should rise to 35% or more of total fund assets, the fund would normally invest more than 25% of its reserve in bank-related securities. While this eventually is unlikely, it is explained here in accordance with SEC regulations concerning potential asset concentration. Such concentration would increase the fund's exposure to developments within the banking industry, including potential credit losses, but T. Rowe Price believes these risks can be minimized by credit research and the fund's overall asset diversification.
          Borrowing Money and Transferring Assets.
          The fund can borrow money from banks as a temporary measure for emergency purposes, to facilitate redemption requests, or for other purposes consistent with the fund's investment objectives and program. Such borrowings may be collateralized with fund assets, subject to restrictions.
          Fundamental policy:
          Borrowings may not exceed 33 1/3% of a fund's total fund assets. Operating policies:
          The fund may not transfer as collateral any portfolio securities except as necessary in connection with permissible borrowings or investments, and then such transfers may not exceed 33 1/3% of the fund's total assets. The fund may not purchase additional securities when borrowings exceed 5% of total assets.
          Futures and Options.
          Futures are used to manage risk; options give the investor the option to buy or sell an asset at a predetermined price in the future.
             Futures (a type of potentially high-risk derivative) are often used to manage or hedge risk, because they enable the investor to buy or sell an asset in the future at an agreed upon price. Options (another type of potentially high-risk derivative) give the investor the right, but not the obligation, to buy or sell an asset at a predetermined price in the future. The fund may buy and sell futures and options contracts for a number of reasons including: to manage its exposure to change in interest rates, bond prices, and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets; to enhance income; to protect the value of portfolio securities; and to adjust the portfolio's duration. The fund may purchase, sell, or write call and put options on securities, financial indices, and foreign currencies.


















          PAGE 35
          Futures contracts and options may not always be successful hedges; their prices can be highly volatile; using them could lower the fund's total return; and the potential loss from the use of futures can exceed the fund's initial investment in such contracts.
          Operating policies:
          Futures: Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of the fund's net asset value. Options on securities: The total market value of securities against which the fund has written call or put options may not exceed 25% of its total assets. The fund will not commit more than 5% of its total assets to premiums when purchasing call or put options.
          Managing Foreign Exchange Risk
          Investors in foreign securities may "hedge" their exposure to potentially unfavorable currency changes by purchasing a contract to exchange one currency for another on some future date at a specified exchange rate. In certain circumstances, a "proxy currency" may be substituted for the currency in which the investment is denominated, a strategy known as "proxy hedging." The fund may also use these contracts to create a synthetic bond- -issued by a U.S. company, for example, but with the dollar component transformed into a foreign currency. Although foreign currency transactions will be used primarily to protect the fund's foreign securities from adverse currency movements relative to the dollar, they involve the risk that anticipated currency movements will not occur and the fund's total return could be reduced.
          Operating policy:
          The fund will not commit more than 20% of its total assets to forward currency contracts.
          Short Sales.
          The fund may sell a security short as a hedge against portfolio holdings. In short sales, investors sell borrowed securities in hopes of buying them back later at a lower price. However, if the price rises instead of falls, the investor will lose money when repurchasing the security.
          Operating policy:
          The fund's short sales are limited to situations where the fund owns a debt security of a company and sells short a different type of security issued by the same company, such as common or preferred stock or a senior or junior debt security. The total market value of all securities sold short may not exceed 2% of the fund's net assets.
          Lending of Portfolio Securities.
          Like other mutual funds, the fund may lend securities to broker-dealers, other institutions, or other persons to earn additional


















          PAGE 36
          income. The principal risk is the potential insolvency of the broker-dealer or other borrower. In this event, the fund could experience delays in recovering its securities and possibly capital losses.
          Fundamental policy:
          The value of loaned securities may not exceed 33 1/3% of the fund's total assets.
             Portfolio Turnover.
          Although the fund will not generally trade for short-term profits, circumstances may warrant a sale without regard to the length of time a security was held. A high turnover rate may increase transaction costs and result in additional gains. The fund's portfolio turnover rates for the fiscal year ended May 31, 1995, the three-month fiscal year ended May 31,1994 (annualized) and the fiscal years ended February 28, 1994 and February 28, 1993, were 74.2%, 62.5%, 107.0% and 104.4%, respectively.

















































          PAGE 37







          PAGE 1
          4 Investing with T. Rowe Price

                                    Account Requirements and Transaction
                                 Information
     ________________________
     Always verify your
     transactions by carefully
     reviewing the
     confirmation we send
     you.  Please report any
     discrepancies to
     Shareholder Services.       Tax Identification Number
                                 We must have your correct Social Security or corporate tax identification number on a signed New Account Form or W-9 Form.
                                 Otherwise, federal law requires the funds to withhold a percentage (currently 31%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed, priced at the NAV on the date of redemption.

                                 Unless you request otherwise, one
                                 shareholder report will be mailed to
                                 multiple account owners with the same tax identification number and same zip code and to shareholders who have requested that their account be combined with someone else's for financial reporting.


     _________________________
        T. Rowe Price Trust
     Company
     1-800-492-7670
     1-410-625-6585              Employer-Sponsored Retirement Plans and
                                 Institutional Accounts

                                 Transaction procedures in the following
                                 sections may not apply to employer-
                                 sponsored retirement plans and
                                 institutional accounts. For procedures
                                 regarding employer-sponsored retirement
                                 plans, please call T. Rowe Price Trust
                                 Company or consult your plan administrator.
                                 For institutional account procedures,
                                 please call your designated account manager or service representative.

                                 Opening a New Account:  $2,500 minimum












                                 PAGE 2
                                 initial investment; $1,000 for retirement or gifts or transfers to minors (UGMA/UTMA) accounts

                                 Account Registration
                                 If you own other T. Rowe Price funds, be
                                 sure to register any new account just like
                                 your existing accounts so you can exchange
                                 among them easily. (The name and account
                                 type would have to be identical.)
     ________________________
     Regular Mail
     T. Rowe Price
     Account Services
     P.O. Box 17300
     Baltimore, MD
     21298-9353

     Mailgram, Express,
     Registered, or Certified
     Mail
     T. Rowe Price
     Account Services
     10090 Red Run Blvd.
     Owings Mills, MD 21117      By Mail
                                 Please make your check payable to T. Rowe
                                 Price Funds (otherwise it will be returned) and send your check together with the New
                                 Account Form to the address at left. We do not accept third party checks, except for IRA Rollover checks, to open new accounts.

                                    By Wire
                                 o Call Investor Services for an account
                                   number and give the following wire
                                   address to your bank:

                                   Morgan Guaranty Trust Co. of New York
                                   ABA# 021000238
                                   T. Rowe Price [fund name]
                                   AC-00153938
                                   account name(s), and account number

                                 o Complete a New Account Form and mail it
                                   to one of the appropriate addresses
                                   listed at left.
                                   Note: No services will be established and IRS penalty withholding may occur until a signed New Account Form is received. Also, retirement plans cannot be opened by wire.

                                 By Exchange












                                 PAGE 3
                                 Call Shareholder Services or use
                                 Tele*Access or PC*Access (see "Automated
                                 Services" under "Shareholder Services").
                                 The new account will have the same
                                 registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if preauthorized on the existing account. (See explanation of "Excessive Trading" under "Transaction Procedures.")

                                 In Person
                                 Drop off your New Account Form at any of the locations listed on the cover and obtain a receipt.




                                 Purchasing Additional Shares: $100 minimum purchase; $50 minimum for retirement plans and Automatic Asset Builder.

                                 By ACH Transfer
                                    Use Tele*Access, PC*Access, or call
                                 Investor Services if you have established electronic transfers using the ACH network.

                                 By Wire
                                 Call Shareholder Services or use the wire address in "Opening a New Account."

     ________________________
     Regular Mail
     T. Rowe Price Funds
     Account Services
     P.O. Box 89000
     Baltimore, MD
     21289-1500
     (For Mailgrams, Express,
     Registered or Certified
     Mail, see previous
     section.)
                                 By Mail
                                 o Provide your account number and the fund
                                   name on your check.

                                 o

   Make your check payable to T. Rowe
                                   Price Funds (otherwise it may be
                                   returned).

                                 o Mail the check to us at the address shown












                                   PAGE 4
                                   at left with either a fund reinvestment
                                   slip or a note indicating the fund you
                                   want to buy and you fund account number.

                                 By Automatic Asset Builder
                                 Fill out the Automatic Asset Builder
                                 section on the New Account or Shareholder
                                 Services Form.



                                 Exchanging and Redeeming Shares

                                 By Phone
                                 Call Shareholder Services. If you find our phones busy during unusually volatile markets, please consider placing your order by Tele*Access, PC*Access (if you have previously authorized telephone services), mailgram, or by express mail. For exchange policies, please see "Transaction Procedures and Special Requirements-- Excessive Trading."

                                    Redemption proceeds can be mailed to
                                 your account address, sent by ACH transfer,
                                 or wired to your bank (provided your bank
                                 information is already on file). For
                                 charges, see "Electronic Transfers--By
                                 Wire" under "Shareholder Services."
     _________________________
        To redeem by by
     Mailgram, Express,
     Registered, or
     Certified Mail,
     see address under
     "Opening a New Account".

                                 By Mail
                                 Provide account name(s) and numbers, fund name(s), and exchange or redemption amount. For exchanges, mail to the appropriate address below or at left, indicate the fund you are exchanging from and the fund(s) you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (please see "Transaction Procedures and Special
                                 Requirements--Signature Guarantees").

                                                  Regular Mail













                                 PAGE 5
                                 For nonretirement   For employer-sponsored
                                 and IRA accounts:   retirement accounts:
                                 T. Rowe Price       T. Rowe Price Trust
                                 Account Services    Company
                                 P.O. Box 89000      P.O. Box 89000
                                 Baltimore, MD       Baltimore, MD
                                 21289-0220          21289-0300

                                    Redemptions from employer-sponsored
                                 retirement accounts must be in writing.
                                 Please call T. Rowe Price Trust Company or
                                 your plan administrator for instructions.
                                 Please call Shareholder Services to obtain
                                 an IRA  Distribution Form or an IRA
                                 Shareholder Services Form to request the
                                 telephone redemption service.
     _______________________
     Shareholder Services
     1-800-225-5132
     1-410-625-6500                     ________________________
                                 Note: The fund and its agents reserve the
                                 right to waive or lower investment
                                 minimums; to accept initial purchases by
                                 telephone or mailgram; to cancel or rescind
                                 any purchase or exchange (for example, if
                                 an account has been restricted due to
                                 excessive trading or fraud) upon notice to
                                 the shareholder within five business days
                                 of the trade or if the written confirmation
                                 has not been received by the shareholder,
                                 whichever is sooner; to freeze any account
                                 and suspend services when notice has been
                                 received of a dispute between the
                                 registered or beneficial account owners or
                                 there is reason to believe a fraudulent
                                 transaction may occur; to otherwise modify
                                 the conditions of purchase and any
                                 services at any time; or to act on
                                 instructions believed to be genuine.
                                       _______________________



                                 Shareholder Services

                                 Many services are available to you as a T.
                                 Rowe Price shareholder; some you receive automatically and others you must authorize on the New Account Form. By signing up for services on the New Account Form rather than later, you avoid having to complete a separate form and obtain a signature guarantee. This section reviews some of the












                                 PAGE 6
                                 principal services currently offered. Our
                                 Services Guide contains detailed
                                 descriptions of these and other services.

                                 If you are a new T. Rowe Price investor, you will receive a Services Guide with our Welcome Kit.

                                 Note: Corporate and other entity accounts require an original or certified resolution to establish services and to redeem by mail. For more information, call Investor Services.

                                 Retirement Plans
                                 We offer a wide range of plans for
                                 individuals and institutions, including
                                 large and small businesses: IRAs, SEP-IRAs,
                                 Keoghs (profit sharing, money purchase
                                 pension), 401(k), and 403(b)(7). For
                                 information on IRAs, call Investor
                                 Services. For information on all other
                                 retirement plans, please call our Trust
                                 Company at 1-800-492-7670.
     _________________________
     Investor Services
     1-800-638-5660
     1-410-547-2308              Exchange Service

                                 You can move money from one account to an existing identically registered account, or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the funds are registered.) Some of the T. Rowe Price funds may impose a redemption fee of .50% to 2%, payable to such funds, on shares held for less than one year, or in some funds, six months.



          __________________
             Tele*Access
          1-800-638-2587
          1-410-625-7676

















          PAGE 7
                                 Automated Services
                                 Tele*Access. 24-hour service via toll-free number provides information on fund yields and prices, dividends, account balances, and your latest transaction as well as the ability to request prospectuses, account and tax forms, duplicate statements, checks, and to initiate purchase, redemption, and exchange orders in your accounts (see "Electronic Transfers" below).

                                 PC*Access. 24-hour service via a dial-up modem provides the same information as Tele*Access, but on a personal computer. Please call Investor Services for an information guide.

                                    Telephone and Walk-In Services
                                 Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our four investor center locations whose addresses are listed on the cover.

                                 Electronic Transfers
                                 By ACH. With no charges to pay, you can
                                 initiate a purchase or redemption for as little as $100 or as much as $100,000 between your bank account and fund account using the ACH network. Enter instructions via Tele*Access, PC*Access, or call Shareholder Services.

                                 By Wire. Electronic transfers can also be conducted via bank wire. There is currently a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                    Checkwriting (Not available for equity
                                 funds, High Yield Bond or Emerging Markets
                                 Bond Funds.) You may write an unlimited number of free checks on any money market fund, and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                 Automatic Investing ($50 minimum)
                                 You can invest automatically in several












                                 PAGE 8
                                 different ways, including:

                                 o    Automatic Asset Builder. You instruct
                                   us to move $50 or more from your bank
                                   account, or you can instruct your
                                   employer to send all or a portion of your paycheck to the fund or funds you designate.

                                 o Automatic Exchange. You can set up
                                   systematic investments from one fund
                                   account into another, such as from a
                                   money fund into a stock fund.

     _________________________
        Discount Brokerage is
     a division of T. Rowe
     Price Investment
     Services, Inc.
                                 Discount Brokerage
                                 You can trade stocks, bonds, options,
                                 precious metals, and other securities at a savings over regular commission rates. Call Investor Services for information.

                                 Note: If you buy or sell T. Rowe Price
                                 Funds through anyone other than T. Rowe
                                 Price, such as broker-dealers or banks, you may be charged transaction or service fees by those institutions. No such fees are charged by T. Rowe Price Investment Services or the fund for transactions conducted directly with the fund.
























































































     PAGE 38
     To Open an Account                      Prospectus
     Investor Services
     1-800-638-5660                          T. Rowe Price
     1-410-547-2308                          High Yield Fund

     For Existing Accounts
     Shareholder Services
     1-800-225-5132                                           ______________
     1-410-625-6500         To help you      T. Rowe Price    A fund for
                            achieve your     High Yield Fund, investors who
        For Yields and      financial goals, Inc.             can accept
     Prices                 T. Rowe Price    October 1, 1995  higher risk in
     Tele*Access(registered offers a wide                     order to earn
     trademark)             range of stock,                   a high level
     1-800-638-2587         bond, and money                   of income.
     1-410-625-7676         market
     24 hours, 7 days       investments, as
                            well as
     Investor Centers       convenient
     101 East Lombard St.   services and
     Baltimore, MD 21202    timely,
                            informative
     T. Rowe Price          reports.
     Financial Center
     10090 Red Run Blvd.
     Owings Mills, MD 21117

     Farragut Square
     900 17th Street, N.W.
     Washington, DC 20006

     ARCO Tower
     31st Floor
     515 South Flower St.
     Los Angeles, CA
     90071                                   T. Rowe Price
                                             Invest With
                                             Confidence
                                             (registered
                                             trademark)

























          PAGE 39
                                        PART C
                                  OTHER INFORMATION

          Item 24. Financial Statements and Exhibits

          (a)  Financial Statements.

               Condensed Financial Information (Financial Highlights table) is included in Part A of the Registration Statement.

               Portfolio of Investments, Statement of Assets and
               Liabilities, Statement of Operations, and Statement of Changes in Net Assets, are included in the Annual Report to Shareholders, the pertinent portions of which are incorporated by reference in Part B of the Registration Statement.

          (b)  Exhibits

               (1) Articles of Incorporation of Registrant, dated October 9, 1984 (electronically filed with Amendment No. 15 dated April 25, 1994)

               (2) By-Laws of Registrant, as amended January 18, 1994 (electronically filed with Amendment No. 15 dated April 25, 1994)

               (3)    Inapplicable

               (4) Article SEVENTH, Section I--Issue of the Corporation's Shares and Section II--Redemption and Repurchase of the Corporation's Shares, in their entirety, from the Registrant's Articles of Incorporation, is hereby incorporated by reference from Amendment No. 15, electronically filed and dated April 25, 1994 and Article II, Shareholders, in its entirety, and Article VIII, Capital Stock, from the Registrant's By-Laws, are also incorporated by reference from Amendment No. 15 electronically filed and dated April 25, 1994.

               (5) Investment Management Agreement between Registrant and T. Rowe Price Associates, Inc., dated July 1, 1987 (electronically filed with Amendment No. 15 dated April 25, 1994)




















          PAGE 40
               (6) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated December 21, 1984 (electronically filed with Amendment No. 15 dated April 25, 1994)

               (7)    Inapplicable

               (8)(a) Custodian Agreement between T. Rowe Price Funds and
                      State Street Bank and Trust Company, dated September 28, 1987, as amended to June 24, 1988, October 19, 1988, February 22, 1989, July 19, 1989, September 15, 1989, December 15, 1989, December 20, 1989,
                      January 25, 1990, February 21, 1990, June 12, 1990,
                      July 18, 1990, October 15, 1990, February 13, 1991,
                      March 6, 1991, September 12, 1991, November 6, 1991, April 23, 1992, September 2, 1992, November 3, 1992, December 16, 1992, December 21, 1992, January 28, 1993, April 22, 1993, September 16, 1993, November 3, 1993, March 1, 1994, April 21, 1994, July 27,
                      1994, September 21, 1994, November 1, 1994, November 2, 1994, and January 25, 1995

               (8)(b) Global Custody Agreement between The Chase Manhattan
                      Bank, N.A. and T. Rowe Price Funds, dated January 3, 1994, as amended April 18, 1994, August 15, 1994,
                      November 28, 1994, and May 31, 1995

               (9)(a) Transfer Agency and Service Agreement between T.
                      Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 1995, as amended January 25, 1995

               (9)(b) Agreement between T. Rowe Price Associates, Inc. and
                      T. Rowe Price Funds for Fund Accounting Services, dated January 1, 1995, as amended January 25, 1995

               (9)(c) Agreement between T. Rowe Price Retirement Plan
                      Services, Inc. and the Taxable Funds, dated January 1, 1995, as amended January 25, 1995

               (10)   Opinion of Counsel, dated September 11, 1995

               (11)   Consent of Independent Accountants

               (12)   Inapplicable

               (13)   Inapplicable



















          PAGE 41
               (14)   Inapplicable

               (15)   Inapplicable

               (16) Incorporated by reference from Post-Effective Amendment No. 42 and Amendment No. 19 of the T. Rowe Price New Income Fund, Inc. (SEC. File Nos. 2-48848 and 811-2396 and CIK 80249) electronically filed and dated April 25, 1994.

               (17) Financial Data Schedule for T. Rowe Price High Yield Fund, Inc. as of May 31, 1995.

               (18)   Inapplicable

               (19)   Other Exhibits:

                      Power of Attorney for the T. Rowe Price High Yield Fund, Inc.

          Item 25.  Persons Controlled by or Under Common Control With
                    Registrant.

                    None.

          Item 26.  Number of Holders of Securities.

               As of August 31, 1995, there were 54,126 shareholders in the Fund.

          Item 27.  Indemnification.

             The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by the Evanston Insurance Company, The Chubb Group and ICI Mutual.
          These policies provide coverage for the named insureds, which include T. Rowe Price Associates, Inc. ("Manager"), Rowe Price-Fleming International, Inc. ("Price-Fleming"), T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Trust Company, T. Rowe Price Stable Asset Management, Inc., RPF International Bond Fund and thirty-nine other investment companies, namely, T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc.,
          T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe


















          PAGE 42
          Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Adjustable Rate U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price OTC Fund, Inc., T. Rowe Price Tax-Free Insured Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., and T. Rowe Price Capital Opportunity Fund, Inc. The Registrant and the thirty-nine investment companies listed above with the exception of Institutional International Funds, Inc., will be collectively referred to as the Price Funds. The investment manager for the Price Funds, except for T. Rowe Price International Funds, Inc. and T. Rowe Price International Series, Inc., is the Manager. Price-Fleming is the investment manager to T. Rowe Price International Funds, Inc., T. Rowe Price International Series, Inc. and Institutional International Funds, Inc. and is 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager, 25% owned by Copthall Overseas Limited, a wholly-owned subsidiary of Robert Fleming Holdings Limited, and 25% owned by Jardine Fleming Holdings Limited. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of each of the named insureds. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

               Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

                    Section 10.01. Indemnification and Payment of Expenses in Advance. The Corporation shall indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who,


















          PAGE 43
               by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under applicable Maryland law, as from time to time amended. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under applicable Maryland law, as from time to time amended. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in applicable Maryland law, as from time to time amended.

                    Notwithstanding the foregoing, nothing herein shall
               protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

                    Anything in this Article X to the contrary
               notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

                    (a) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

                    (b) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

                         (i)  the vote of a majority of a quorum of
                              directors who are neither "interested
                              persons" of the Corporation as defined in
                              Section 2(a)(19) of the Investment Company


















          PAGE 44
                              Act of 1940, nor parties to the Proceeding;
                              or

                         (ii) an independent legal counsel in a written
                              opinion.

                    Anything in this Article X to the contrary
               notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

                    (a) the Indemnitee provides a security for his undertaking; or

                    (b) the Corporation shall be insured against losses arising by reason of any lawful advances; or

                    (c) there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

                         (i) a majority of a quorum of directors who are neither "interested persons" of the
                              Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or

                         (ii) an independent legal counsel in a written
                              opinion.

               Section 10.02 of the Registrant's By-Laws provides as follows:

                    Section 10.02. Insurance of Officers, Directors, Employees and Agents. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation,


















          PAGE 45
               partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

               Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Item 28.  Business and Other Connections of Investment Manager.

             Rowe Price-Fleming International, Inc. ("Price-Fleming"), a Maryland corporation, is a corporate joint venture 50% owned by TRP Finance, Inc., a wholly-owned subsidiary of the Manager. Price-Fleming was organized in 1979 to provide investment counsel service with respect to foreign securities for institutional investors in the United States. In addition to managing private counsel client accounts, Price-Fleming also sponsors registered investment companies which invest in foreign securities, serves as general partner of RPFI International Partners, Limited Partnership, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust
          Fund.

          T. Rowe Price Investment Services, Inc. ("Investment Services"), a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1980 for the purpose of acting as the principal underwriter and distributor for the Price Funds. Investment Services is registered as a broker-dealer under the


















          PAGE 46
          Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a discount brokerage service.

          TRP Distribution, Inc., a wholly-owned subsidiary of Investment Services, is a Maryland corporation organized in 1991. It was organized for and engages in the sale of certain investment related products prepared by Investment Services.

          T. Rowe Price Associates Foundation, Inc., was organized in 1981 for the purpose of making charitable contributions to religious, charitable, scientific, literary and educational organizations. The Foundation (which is not a subsidiary of the Manager) is funded solely by contributions from the Manager and income from investments.

          T. Rowe Price Services, Inc. ("Price Services"), a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

          T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly-owned subsidiary of the Manager, was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

             T. Rowe Price Trust Company ("Trust Company"), a wholly-owned subsidiary of the Manager, is a Maryland-chartered limited purpose trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee/custodian for employee benefit plans, individual retirement accounts and common trust funds and as trustee/investment agent for a few trusts.

          T. Rowe Price Threshold Fund Associates, Inc., a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership established in 1994.





















          PAGE 47
          T. Rowe Price Threshold Fund II, L.P., a Delaware limited partnership, was organized in 1986 by the Manager, and invests in private financings of small companies with high growth potential; the Manager is the General Partner of the partnership.

             T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership was organized in 1994 by the Manager, and invests in private financings of small companies with high growth potential;
          T. Rowe Price Threshold Fund Associates, Inc. is the General Partner of this partnership.

          RPFI International Partners, Limited Partnership, is a Delaware limited partnership organized in 1985 for the purpose of investing in a diversified group of small and medium-sized non-U.S. companies. Price-Fleming is the general partner of this partnership, and certain institutional investors, including advisory clients of Price-Fleming are its limited partners.

          T. Rowe Price Real Estate Group, Inc. ("Real Estate Group"), is a Maryland corporation and a wholly-owned subsidiary of the Manager established in 1986 to provide real estate services.
          Subsidiaries of Real Estate Group are: T. Rowe Price Realty Income Fund I Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund I, A No-Load Limited Partnership), T. Rowe Price Realty Income Fund II Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund II, America's Sales-Commission-Free Real Estate Limited Partnership), T. Rowe Price Realty Income Fund III Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund III, America's Sales-Commission-Free Real Estate Limited Partnership, a Delaware limited partnership), and T. Rowe Price Realty Income Fund IV Management, Inc., a Maryland corporation (General Partner of T. Rowe Price Realty Income Fund IV, America's Sales-Commission-Free Real Estate Limited Partnership). Real Estate Group serves as investment manager to T. Rowe Price Renaissance Fund, Ltd., A Sales-Commission-Free Real Estate Investment, established in 1989 as a Maryland corporation which qualifies as a REIT.

             T. Rowe Price Stable Asset Management, Inc. ("Stable Asset Management") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. Stable Asset Management, which is registered as an investment adviser under the Investment Advisers Act of 1940, specializes in the management of investment portfolios which seek stable and consistent investment returns through the use of guaranteed investment contracts, bank



















          PAGE 48
          investment contracts, structured investment contracts, and short-term fixed-income securities.

          T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly-owned subsidiary of the Manager organized in 1988 for the purpose of serving as the General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

             T. Rowe Price (Canada), Inc. ("TRP Canada") is a Maryland corporation organized in 1988 as a wholly-owned subsidiary of the Manager. This entity is registered as an investment adviser under the Investment Advisers Act of 1940, and as a non-Canadian Adviser under the Securities Act (Ontario). TRP Canada provides certain services to the RPF International Bond Fund, a trust (whose shares are sold in Canada), and Price-Fleming serves as investment adviser to TRP Canada.

          Since 1983, the Manager has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

          Tower Venture, Inc., a wholly-owned subsidiary of the Manager, is a Maryland corporation organized in 1989 for the purpose of serving as a general partner of 100 East Pratt St., L.P., a Maryland limited partnership whose limited partners also include the Manager. The purpose of the partnership is to further develop and improve the property at 100 East Pratt Street, the site of the Manager's headquarters, through the construction of additional office, retail and parking space.

          TRP Suburban, Inc. is a Maryland corporation organized in 1990 as a wholly-owned subsidiary of the Manager. TRP Suburban has entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which houses the Manager's transfer agent, plan administrative services, retirement plan services and operations support functions.

             TRP Finance, Inc., a wholly-owned subsidiary of the Manager, and TRP Finance MRT, Inc., a wholly-owned subsidiary of TRP Finance, Inc., are Delaware corporations organized in 1990 to manage certain passive corporate investments and other intangible assets. TRP Finance MRT, Inc. was dissolved on October 4,
          1993.



















          PAGE 49
          T. Rowe Price Strategic Partners Fund, L.P. is a Delaware limited partnership organized in 1990 for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of the Fund is T. Rowe Price Strategic Partners, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc., ("Strategic Associates"), a Maryland corporation which is a wholly-owned subsidiary of the Manager. Strategic Associates also serves as the general partner of T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership established in 1992, which in turn serves as general partner of T. Rowe Price Strategic Partners Fund II, L.P., a Delaware limited partnership organized in 1992.

          Listed below are the directors of the Manager who have other substantial businesses, professions, vocations, or employment aside from that of Director of the Manager:

          JAMES E. HALBKAT, JR., Director of the Manager. Mr. Halbkat is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is: P.O. Box 23109, Hilton Head Island, South Carolina 29925.

          JOHN W. ROSENBLUM, Director of the Manager. Mr. Rosenblum is the Tayloe Murphy Professor at the University of Virginia, and a director of: Chesapeake Corporation, a manufacturer of paper products, Cadmus Communications Corp., a provider of printing and communication services; Comdial Corporation, a manufacturer of telephone systems for businesses; and Cone Mills Corporation, a textiles producer. Mr. Rosenblum's address is: P.O. Box 6550, Charlottesville, Virginia 22906.

             ROBERT L. STRICKLAND, Director of the Manager. Mr. Strickland is Chairman of Lowe's Companies, Inc., a retailer of specialty home supplies and a Director of Hannaford Bros., Co., a food retailer. Mr. Strickland's address is 604 Two Piedmont Plaza Building, Winston-Salem, North Carolina 27104.

          PHILIP C. WALSH, Director of the Manager. Mr. Walsh is a Consultant to Cyprus Amax Minerals Company, Englewood, Colorado, and a director of Piedmont Mining Company, Inc., Charlotte, North Carolina. Mr. Walsh's address is: 200 East 66th Street, Apt. A-1005, New York, New York 10021.

          With the exception of Messrs. Halbkat, Rosenblum, Strickland, and Walsh, all of the directors of the Manager are employees of the Manager.


















          PAGE 50
          George J. Collins, who is Chief Executive Officer, President, and a Managing Director of the Manager, is a Director of Price-Fleming.

          George A. Roche, who is Chief Financial Officer and a Managing Director of the Manager, is a Vice President and a Director of Price-Fleming.

          M. David Testa, who is a Managing Director of the Manager, is Chairman of the Board of Price-Fleming.

          Henry H. Hopkins, Charles P. Smith, and Peter Van Dyke, who are Managing Directors of the Manager, are Vice Presidents of Price-Fleming.

             Robert P. Campbell, Roger L. Fiery, III, Robert C. Howe, Veena
          A. Kutler, Heather R. Landon, Nancy M. Morris, George A. Murnaghan, William F. Wendler, II, and Edward A. Wiese, who are Vice Presidents of the Manager, are Vice Presidents of
          Price-Fleming.

          Michael J. Conelius, who is an Assistant Vice President of the Manager, is a Vice President of Price-Fleming.

          Kimberly A. Haker, an employee of the Manager, is Assistant Vice President and Controller of Price-Fleming.

          Alvin M. Younger, Jr., who is a Managing Director and the Secretary and Treasurer of the Manager, is Secretary and Treasurer of Price-Fleming.

          Nolan L. North, who is a Vice President and Assistant Treasurer of the Manager, is Assistant Treasurer of Price-Fleming.

          Leah P. Holmes, who is an Assistant Vice President of the Manager, is a Vice President of Price-Fleming.

          Barbara A. Van Horn, who is Assistant Secretary of the Manager, is Assistant Secretary of Price-Fleming.

          Certain directors and officers of the Manager are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

          See also "Management of Fund," in Registrant's Statement of Additional Information.



















          PAGE 51
          Item 29.  Principal Underwriters.

               (a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the other sixty-nine Price Funds. Investment Services is a wholly-owned subsidiary of the Manager is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commission or other compensation for acting as principal underwriter.

               (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                                             Positions and
          Name and Principal        Positions and Offices    Offices With
          Business Address          With Underwriter         Registrant
          __________________        ______________________   ______________

          James Sellers Riepe       President and Director   Vice President
                                                             and Trustee
          Henry Holt Hopkins        Vice President and       Vice President
                                    Director
          Charles E. Vieth          Vice President and       None
                                    Director
          Mark E. Rayford           Director                 None
          Patricia M. Archer        Vice President           None
          Edward C. Bernard         Vice President           None
          Joseph C. Bonasorte       Vice President           None
          Meredith C. Callanan      Vice President           None
          Laura H. Chasney          Vice President           None
          Victoria C. Collins       Vice President           None
          Christopher W. Dyer       Vice President           None
          Forrest R. Foss           Vice President           None
          Patricia O'Neil Goodyear  Vice President           None
          James W. Graves           Vice President           None
          Andrea G. Griffin         Vice President           None
          David J. Healy            Vice President           None
          Joseph P. Healy           Vice President           None
          Walter J. Helmlinger      Vice President           None
          Eric G. Knauss            Vice President           None
          Douglas G. Kremer         Vice President           None


















          PAGE 52
          Sharon Renae Krieger      Vice President           None
          Keith Wayne Lewis         Vice President           None
          David L. Lyons            Vice President           None
          Sarah McCafferty          Vice President           None
          Maurice Albert Minerbi    Vice President           None
          Nancy M. Morris           Vice President           None
          George A. Murnaghan       Vice President           None
          Steven Ellis Norwitz      Vice President           None
          Kathleen M. O'Brien       Vice President           None
          Pamela D. Preston         Vice President           None
          Lucy Beth Robins          Vice President           None
          John Richard Rockwell     Vice President           None
          Monica R. Tucker          Vice President           None
          William F. Wendler, II    Vice President           None
          Terri L. Westren          Vice President           None
          Jane F. White             Vice President           None
          Thomas R. Woolley         Vice President           None
          Alvin M. Younger, Jr.     Secretary and            None
                                    Treasurer
          Mark S. Finn              Controller               None
          Richard J. Barna          Assistant Vice President None
          Catherine L. Berkenkemper Assistant Vice President None
          Ronae M. Brock            Assistant Vice President None
          Brenda E. Buhler          Assistant Vice President None
          Patricia S. Butcher       Assistant Vice President Assistant
                                                             Secretary
          John A. Galateria         Assistant Vice President None
          Janelyn A. Healey         Assistant Vice President None
          Keith J. Langrehr         Assistant Vice President None
          C. Lillian Matthews       Assistant Vice President None
          Janice D. McCrory         Assistant Vice President None
          Sandra J. McHenry         Assistant Vice President None
          JeanneMarie B. Patella    Assistant Vice President None
          Kristin E. Seeberger      Assistant Vice President None
          Arthur J. Silber          Assistant Vice President None
          Nolan L. North            Assistant Treasurer      None
          Barbara A. VanHorn        Assistant Secretary      None

               (c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds since the Price Funds are sold on a no-load basis.























          PAGE  53
          Item 30.  Location of Accounts and Records.

               All accounts, books, and other documents required to be maintained by T. Rowe Price High Yield Fund, Inc. under
               Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by T. Rowe Price High Yield Fund, Inc. at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. The transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 100 Each Pratt Street, Baltimore, Maryland 21202. Custodian activities for T. Rowe Price High Yield Fund, Inc. are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.

          Item 31.  Management Services.

               Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus.

          Item 32.  Undertakings.

               (a) The Fund agrees to furnish, upon request and without charge, a copy of its latest Annual Report to each person to whom a prospectus is delivered.








































          PAGE 54
               Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, this 18th day of September, 1995.

                                        T. ROWE PRICE HIGH YIELD FUND, INC.
                                        /s/George J. Collins
                                        By:  George J. Collins,
                                             Chairman of the Board

               Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          SIGNATURE                       TITLE                DATE
          _________                      ______                _____

          /s/George J. Collins    Chairman of the Board  September 18, 1995
          George J. Collins     (Chief Executive Officer)

          /s/Carmen F. Deyesu           Treasurer        September 18, 1995
          Carmen F. Deyesu      (Chief Financial Officer)

                 *                      Director         September 18, 1995
          Robert P. Black

                 *                      Director         September 18, 1995
          Calvin W. Burnett

                 *                      Director         September 18, 1995
          Anthony W. Deering

                 *                      Director         September 18, 1995
          F. Pierce Linaweaver

          /s/James S. Riepe        Vice President and    September 18, 1995
          James S. Riepe                Director

                 *                      Director         September 18, 1995
          John G. Schreiber




















          PAGE 55
          */s/Henry H. Hopkins, Attorney-In-Fact
          Henry H. Hopkins, Attorney-In-Fact